Consolidated Balance Sheets - CAD ($) $ in Thousands	Oct. 31, 2021	Oct. 31, 2020
Assets
Cash (note 5)	$ 271,523	$ 257,644
Loans, net of allowance for credit losses (note 6)	2,103,050	1,654,910
Other assets (note 7)	40,513	31,331
Total assets	2,415,086	1,943,885
Liabilities and Shareholders' Equity
Deposits (note 9)	1,853,204	1,567,570
Subordinated notes payable (note 10)	95,272	4,889
Securitization liabilities (note 11)	0	8,745
Other liabilities (note 12)	134,504	107,393
Total liabilities	2,082,980	1,688,597
Shareholders' equity:
Share capital (note 13)	241,466	182,094
Retained earnings	90,644	73,194
Accumulated other comprehensive income (loss)	(4)	0
Total equity	332,106	255,288
Total equity and liabilities	$ 2,415,086	$ 1,943,885